FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs and and the sensitivity of these fair values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($) item USD ($)	Dec. 31, 2020 COP ($) item	Dec. 31, 2019 item
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 113,058	$ 133,077
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value		122,285
Debt instruments | TIPS | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	98,383	108,992
Effect on fair value of assets due to 100 basis point increase	96,097	106,498
Effect on fair value of assets due to 100 basis point decrease	$ 100,779	$ 110,328
Debt instruments | TIPS | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0014	0.0014
Debt instruments | TIPS | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0546	0.0546
Debt instruments | TIPS | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0274	0.0273
Debt instruments | TIPS | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Effect on fair value of assets due to 100 basis point increase	$ 95,889	$ 110,178
Effect on fair value of assets due to 100 basis point decrease	102,148	107,586
Debt instruments | Other bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	9,635	9,786
Effect on fair value of assets due to 100 basis point increase	9,276	9,335
Effect on fair value of assets due to 100 basis point decrease	$ 10,014	$ 10,267
Debt instruments | Other bonds | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0116	0.0220
Debt instruments | Other bonds | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0116	0.0220
Debt instruments | Other bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0116	0.022
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk
FAIR VALUE OF ASSETS AND LIABILITIES
Effect on fair value of assets due to 100 basis point increase	$ 9,281	$ 9,337
Effect on fair value of assets due to 100 basis point decrease	$ 10,008	$ 10,265
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0255	0.0255
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0255	0.0255
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0255	0.0255
Debt instruments | Time deposits | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 5,040	$ 3,507
Effect on fair value of assets due to 100 basis point increase	4,989	3,499
Effect on fair value of assets due to 100 basis point decrease	$ 5,053	$ 3,514
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0047	0.0295
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0425		0.0510
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0384	0.0513
Debt instruments | Corporate bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value		$ 10,792
Significant unobservable input, assets | item		0.0332
Effect on fair value of assets due to 100 basis point increase		$ 10,711
Effect on fair value of assets due to 100 basis point decrease		$ 10,890
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.0332
Equity securities | Price-based | Price
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 335,006	$ 445,356
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	747,583	622,181
Forwards | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	408,379	335,589
Effect on fair value of assets due to 100 basis point increase	406,899	334,916
Effect on fair value of assets due to 100 basis point decrease	$ 409,594	$ 336,268
Forwards | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0	0
Forwards | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.3281	0.2258
Forwards | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0683	0.0369
Swaps | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 294,821	$ 252,080
Effect on fair value of assets due to 100 basis point increase	309,046	247,382
Effect on fair value of assets due to 100 basis point decrease	$ 285,805	$ 239,563
Swaps | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0	0
Swaps | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.2885	0.3225
Swaps | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0382	0.0439
Options | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 44,383
Effect on fair value of assets due to 100 basis point increase	44,048
Effect on fair value of assets due to 100 basis point decrease	$ 44,575
Options | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0014
Options | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.3757
Options | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item	0.0063
Options | Black-Scholes | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value		$ 34,512
Effect on fair value of assets due to 100 basis point increase		34,270
Effect on fair value of assets due to 100 basis point decrease		$ 34,732
Options | Black-Scholes | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0
Options | Black-Scholes | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.3699
Options | Black-Scholes | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.0178
Investment in associates | Price-based | Price | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 1,355,688	$ 1,263,765
Investment in associates | Price-based | Price | P.A Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 2,680